Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Risk Management Assets and Liabilities

As at	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income (a)
Risk management assets - current	$81.4	$—	$30.4	$51.0	$81.4
Risk management assets - non-current	30.9	—	6.7	24.2	30.9
Equity securities (b)	4.3	4.3	—	—	4.3
Fair value through regulatory assets (a)
Risk management assets - current	5.2	—	—	5.2	5.2
Risk management assets - non-current	8.2	—	0.4	7.8	8.2
Amortized cost
Loans and receivables (b)	45.0	—	46.1	—	46.1
	$175.0	$4.3	$83.6	$88.2	$176.1
Financial liabilities
Fair value through net income (a)
Risk management liabilities - current	$120.6	$—	$98.7	$21.9	$120.6
Risk management liabilities - non-current	77.0	—	19.2	57.8	77.0
Fair value through regulatory liabilities (a)
Risk management liabilities - current	4.2	—	0.6	3.6	4.2
Risk management liabilities - non-current	90.0	—	—	90.0	90.0
Amortized cost
Current portion of long-term debt	922.9	—	922.9	—	922.9
Long-term debt	5,927.8	—	6,263.8	—	6,263.8
Other current liabilities (c)	15.4	—	15.4	—	15.4
	$7,157.9	$—	$7,320.6	$173.3	$7,493.9

(a)
To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.

(b)	Included under the line item "long-term investments and other assets" on the Consolidated Balance Sheets.

(c)	Excludes non-financial liabilities.

As at	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income(a)
Risk management assets - current	$99.0	$—	$68.3	$30.7	$99.0
Risk management assets - non-current	49.0	—	18.0	31.0	49.0
Equity securities(b)	8.4	8.4	—	—	8.4
Fair value through regulatory assets (a)
Risk management assets - current	15.1	—	2.7	12.4	15.1
Risk management assets - non-current	8.7	—	—	8.7	8.7
Amortized cost
Loans and receivables (b)	45.0	—	45.2	—	45.2
	$225.2	$8.4	$134.2	$82.8	$225.4
Financial liabilities
Fair value through net income(a)
Risk management liabilities - current	$72.0	$—	$41.3	$30.7	$72.0
Risk management liabilities - non-current	103.4	—	15.3	88.1	103.4
Fair value through regulatory liabilities (a)
Risk management liabilities - current	17.3	—	2.9	14.4	17.3
Risk management liabilities - non-current	109.6	—	0.1	109.5	109.6
Amortized cost
Current portion of long-term debt	890.2	—	884.4	—	884.4
Long-term debt	8,066.9	—	8,040.3	—	8,040.3
Other current liabilities (c)	11.2	—	11.2	—	11.2
Other long-term liabilities (c)	2.0	—	2.0	—	2.0
	$9,272.6	$—	$8,997.5	$242.7	$9,240.2

(a)
To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.

(b)	Included under the line item "long-term investments and other assets" on the Consolidated Balance Sheets.

(c)	Excludes non‑financial liabilities.

Quantitative Information About the Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3
The following table includes quantitative information about the significant unobservable inputs used in the fair value measurement of Level 3 financial instruments as at December 31, 2019:

	Net Fair Value	Valuation Technique	Unobservable Inputs	Range
Natural gas	$(83.8)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	$(1.18)	-	$3.27
Natural gas	$(1.4)	Option Model	Natural Gas Basis Price (per dekatherm)	$(1.19)	-	$3.30
			Annualized Volatility of Spot Market Natural Gas	29%	-	906%
Electricity	$0.1	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	$(6.73)	-	$65.26

Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3
The following tables provide a reconciliation of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy:

For the year ended December 31	2019			2018
	Natural Gas	Electricity	Total	Natural Gas	Electricity	Total
Balance, beginning of year	$(148.5)	$(14.7)	$(163.2)	$—	$—	$—
Acquired (note 3)	—	—	—	(136.1)	(10.6)	(146.7)
Realized and unrealized gains (losses):
Recorded in income	47.6	1.4	49.0	(8.3)	(6.5)	(14.8)
Recorded in regulatory assets	23.6	—	23.6	(5.9)	—	(5.9)
Transfers into Level 3	(9.0)	—	(9.0)	—	—	—
Transfers out of Level 3	12.3	—	12.3	7.3	—	7.3
Purchases	—	(11.4)	(11.4)	—	6.4	6.4
Settlements	(17.1)	24.4	7.3	0.3	(3.4)	(3.1)
Foreign exchange translation	5.9	0.4	6.3	(5.8)	(0.6)	(6.4)
Balance, end of year	$(85.2)	$0.1	$(85.1)	$(148.5)	$(14.7)	$(163.2)

Realized and Unrealized Losses Recorded To Income For Level 3 Measurements	Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements

Year Ended December 31	2019	2018
Recorded to revenue	$75.2	$(11.1)
Recorded to cost of sales	(26.2)	(3.7)
	$49.0	$(14.8)

Summary of Unrealized Gains (Losses) on Risk Management Contracts
Summary of Unrealized Gains (Losses) on Risk Management Contracts Recognized in Net Income (Loss)

Year Ended December 31	2019	2018
Natural gas	$22.5	$(2.2)
Energy exports	(86.7)	—
NGL frac spread	(17.4)	40.0
Power	(4.9)	9.3
Foreign exchange	1.2	33.7
	$(85.3)	$80.8

Schedule of Offsetting Assets and Liabilities
The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if specific credit-risk-related contingent features underlying these agreements were triggered:

As at	December 31, 2019	December 31, 2018
Risk management liabilities with credit-risk-contingent features	$42.2	$14.7
Maximum potential collateral requirements	$29.0	$7.5

As at	December 31, 2019
Risk management assets (a)	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Natural gas	$121.2	$(53.7)	$—	$67.5
Energy exports	9.7	(2.7)	4.4	11.4
NGL frac spread	0.3	(0.2)	—	0.1
Power	53.5	(6.8)	—	46.7
	$184.7	$(63.4)	$4.4	$125.7

Risk management liabilities (b)
Natural gas	$226.1	$(53.7)	$(27.7)	$144.7
Energy exports	89.5	(2.7)	—	86.8
NGL frac spread	1.7	(0.2)	—	1.5
Power	68.7	(6.8)	(3.1)	58.8
	$386.0	$(63.4)	$(30.8)	$291.8

(a)	Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $86.6 million and risk management assets (non‑current) balance of $39.1 million.

(b)
Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $124.8 million and risk management liabilities (non‑current) balance of $167.0 million.

As at	December 31, 2018
Risk management assets (a)	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Natural gas	$200.8	$(82.0)	$—	$118.8
NGL frac spread	18.7	(0.7)	—	18.0
Power	42.8	(7.8)	—	35.0
	$262.3	$(90.5)	$—	$171.8

Risk management liabilities (b)
Natural gas	$340.4	$(82.0)	$(3.3)	$255.1
NGL frac spread	2.7	(0.7)	—	2.0
Power	50.6	(7.8)	1.2	44.0
Foreign exchange	1.2	—	—	1.2
	$394.9	$(90.5)	$(2.1)	$302.3

(a)	Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $114.1 million and risk management assets (non‑current) balance of $57.7 million.

(b)
Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $89.3 million and risk management liabilities (non‑current) balance of $213.0 million.

Cash Collateral

The following table presents collateral not offset against risk management assets and liabilities:

As at	December 31, 2019	December 31, 2018
Collateral posted with counterparties	$29.1	$27.6
Cash collateral held representing an obligation	$0.3	$0.8

Schedule of Notional Amounts of Outstanding Derivative Positions
AltaGas had the following power commodity forward contracts and commodity swaps outstanding as at December 31, 2019 and 2018:

December 31, 2019	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value
Power sales	31.63 to 66.76	1-42	8,034,024	$39.0
Power purchases	31.63 to 66.76	1-60	8,552,467	$(27.3)
Swap purchases	(7.88) to 74.26	1-48	25,058,577	$(23.8)

December 31, 2018	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value
Power sales	26.90 to 95.03	1-60	11,881,575	$(1.9)
Power purchases	25.50 to 50.25	1-42	8,507,874	$16.4
Swap purchases	(6.07) to 76.18	1-48	20,957,180	$(22.3)

AltaGas had the following contracts outstanding as at December 31, 2019:

December 31, 2019	Fixed price (per Bbl)	Period (months)	Notional volume (Bbl)	Fair Value
Propane	21.49 to 29.71	1-27	9,374,826	$(75.4)

AltaGas entered into a series of swaps to lock in a portion of the volumes exposed to NGL frac spread. AltaGas had the following contracts outstanding as at December 31, 2019 and 2018:

December 31, 2019	Fixed price	Period (months)	Notional volume		Fair Value
Butane swaps	73.02 to 75.15/Bbl	1-12	346,852	Bbl	$(0.5)
Crude oil swaps	73.02 to 75.15/Bbl	1-12	212,587	Bbl	$(0.9)
Natural gas swaps	1.58 to 1.86/GJ	1-12	3,883,992	GJ	$—

December 31, 2018	Fixed price	Period (months)	Notional volume		Fair Value
Propane swaps	$38.89 to $47.63/Bbl	1-12	1,725,114	Bbl	$12.6
Butane swaps	$52.95 to $55.26/Bbl	1-12	74,371	Bbl	$1.2
Crude oil swaps	$79.64 to $86.28/Bbl	1-12	329,230	Bbl	$6.0
Natural gas swaps	$1.38 to $1.68/GJ	1-12	9,490,365	GJ	$(3.8)

AltaGas had the following forward contracts and commodity swaps outstanding related to the activities in the energy services business as at December 31, 2019 and 2018:

December 31, 2019	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value
Sales	1.32 to 6.81	1-166	698,126,985	$28.9
Purchases	0.22 to 6.81	1-167	1,406,991,689	$(104.4)
Swaps	0.22 to 10.24	1-51	541,652,374	$(1.7)

December 31, 2018	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value
Sales	1.07 to 12.19	1-178	858,640,810	$19.0
Purchases	0.69 to 16.26	1-179	1,638,207,391	$(179.5)
Swaps	2.56 to 15.37	1-231	621,578,572	$20.9

Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives
The table below provides the potential impact on pre-tax income due to changes in the fair value of risk management contracts in place as at December 31, 2019:

Factor	Increase or decrease to forward prices	Increase or decrease to income before tax ($ millions)
Alberta power price	$1/MWh	2.3
PJM power price	US$1/MWh	1.9
AECO natural gas price	$0.50/GJ	1.1
NYMEX natural gas price	US$0.50/GJ	2.6
Energy Exports:
Propane Far East Index to Mont Belvieu spread	$1/Bbl	3.4
Baltic LPG Freight	$1/Bbl	6.1
NGL frac spread:
Western Texas Intermediate (WTI) crude oil	$1/Bbl	0.6
Natural gas	$0.50/GJ	1.9

Schedule of Accounts Receivable Past Due or Impaired
AltaGas had the following past due or impaired accounts receivable (AR):

As at December 31, 2019	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,238.2	$343.5	$33.2	$757.9	$61.2	$11.6	$30.8
Other	17.4	—	—	17.3	—	—	0.1
Allowance for credit losses	(33.2)	—	(33.2)	—	—	—	—
	$1,222.4	$343.5	$—	$775.2	$61.2	$11.6	$30.9

As at December 31, 2018	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,574.6	$447.5	$54.7	$961.5	$74.1	$12.8	$24.0
Other	27.6	—	—	27.5	—	—	0.1
Allowance for credit losses	(54.7)	—	(54.7)	—	—	—	—
	$1,547.5	$447.5	$—	$989.0	$74.1	$12.8	$24.1

Allowance for credit losses	December 31, 2019	December 31, 2018
Balance, beginning of year	$54.7	$2.4
Foreign exchange translation	(2.6)	0.1
New allowance (a)	27.5	53.1
Change in allowance (b)	(9.2)	(0.9)
Allowance applied to uncollectible customer accounts	(37.2)	—
Balance, end of year	$33.2	$54.7

(a)	Upon close of the WGL Acquisition in 2018, AltaGas acquired WGL’s allowance for credit losses of approximately $52.9 million.

(b)	Includes removal of allowance related to asset disposals of approximately $8.1 million in 2019.

Schedule of Contractual Maturities for Financial Liabilities
AltaGas had the following contractual maturities with respect to financial liabilities:

	Contractual maturities by period
As at December 31, 2019	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,324.9	$1,324.9	$—	$—	$—
Dividends payable	22.3	22.3	—	—	—
Short-term debt	460.0	460.0	—	—	—
Other current liabilities (a)	15.4	15.4	—	—	—
Risk management contract liabilities	291.8	124.8	34.1	13.2	119.7
Current portion of long-term debt (b)	920.4	920.4	—	—	—
Long-term debt (b)	5,872.5	—	1,489.2	921.3	3,462.0
	$8,907.3	$2,867.8	$1,523.3	$934.5	$3,581.7

(a)	Excludes non-financial liabilities.

(b)	Excludes deferred financing costs, discounts, finance lease liabilities, and the fair value adjustment on the WGL Acquisition.

	Contractual maturities by period
As at December 31, 2018	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,488.2	$1,488.2	$—	$—	$—
Dividends payable	22.0	22.0	—	—	—
Short-term debt	1,209.9	1,209.9	—	—	—
Other current liabilities (a)	11.2	11.2	—	—	—
Other long-term liabilities (a)	2.0	—	2.0	—	—
Risk management contract liabilities	302.3	89.3	113.3	33.3	66.4
Current portion of long-term debt (b)	888.5	888.5	—	—	—
Long-term debt (b)	8,014.8	—	3,063.4	1,592.6	3,358.8
	$11,938.9	$3,709.1	$3,178.7	$1,625.9	$3,425.2

(a)	Excludes non-financial liabilities.

(b)	Excludes deferred financing costs, discounts, finance lease liabilities, and the fair value adjustment on the WGL Acquisition.